                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM N-Q AMENDMENT
                       TO FORM N-Q FILED ON APRIL 29, 2005

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4775
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                               MFS SERIES TRUST II
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: February 28, 2005
--------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 2/28/05

MFS(R) LARGE CAP GROWTH FUND

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2005

ISSUER                                                                                                   SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.5%
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APPAREL MANUFACTURERS - 1.7%
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Nike, Inc., "B"^                                                                                            28,100     $  2,443,295
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Reebok International Ltd.^                                                                                  77,200        3,409,152
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                                                                                                                       $  5,852,447
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AUTOMOTIVE - 0.6%
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Harley-Davidson, Inc.^                                                                                      36,800     $  2,277,184
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 4.0%
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American Express Co.                                                                                       113,800     $  6,162,270
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                             97,107        4,633,946
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.^                                                                                99,700        3,464,575
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 14,260,791
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BIOTECHNOLOGY - 6.5%
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Amgen, Inc.^*                                                                                               93,500     $  5,760,535
-----------------------------------------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                                                             80,400        2,200,950
-----------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                                                            24,600        1,161,120
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                             143,500        8,048,915
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.^*                                                                                    102,400        3,537,920
-----------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                                     50,800        2,248,408
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 22,957,848
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BROADCAST & CABLE TV - 5.8%
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Comcast Corp., "A"*                                                                                        187,800     $  6,112,890
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                                         258,000        4,445,340
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                                                       54,600        1,440,894
-----------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"^                                                                                          59,804        2,087,160
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.^                                                                                           227,200        6,347,968
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 20,434,252
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BROKERAGE & ASSET MANAGERS - 2.6%
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Goldman Sachs Group, Inc.                                                                                   63,300     $  6,887,040
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                                   38,300        2,243,614
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,130,654
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BUSINESS SERVICES - 2.8%
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Accenture Ltd., "A"*                                                                                        56,100     $  1,433,355
-----------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.^*                                                                                              87,500        3,319,750
-----------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                                        46,800        3,338,712
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Monster Worldwide, Inc.^*                                                                                   59,800        1,725,230
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,817,047
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CHEMICALS - 0.6%
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Monsanto Co.^                                                                                               35,500     $  2,086,690
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COMPUTER SOFTWARE - 10.0%
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Computer Associates International, Inc.                                                                      5,295     $    143,441
-----------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                                                136,200        6,248,856
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                            437,700       11,021,286
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.^*                                                                                             682,800        8,814,948
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.^*                                                                                           168,400        3,706,484
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VERITAS Software Corp.^*                                                                                   224,275        5,431,941
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                                                                                                                       $ 35,366,956
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COMPUTER SOFTWARE - SYSTEMS - 3.8%
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Dell, Inc.*                                                                                                334,400     $ 13,406,096
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CONSUMER GOODS & SERVICES - 2.5%
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Avon Products, Inc.^                                                                                        63,400     $  2,711,618
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Procter & Gamble Co.                                                                                       118,900        6,312,401
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                                                                                                                       $  9,024,019
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ELECTRICAL EQUIPMENT - 2.5%
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Cooper Industries Ltd., "A"                                                                                 45,100     $  3,128,587
-----------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.^                                                                                       64,300        4,264,376
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W.W. Grainger, Inc.^                                                                                        23,300        1,462,774
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                                                                                                                       $  8,855,737
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ELECTRONICS - 5.0%
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Amphenol Corp., "A"^                                                                                       105,800     $  4,221,420
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Analog Devices, Inc.^                                                                                      102,700        3,771,144
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KLA-Tencor Corp.^                                                                                           43,500        2,149,335
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Linear Technology Corp.^                                                                                    42,000        1,640,520
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Maxim Integrated Products, Inc.                                                                             36,100        1,553,022
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Texas Instruments, Inc.                                                                                    172,300        4,560,781
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                                                                                                                       $ 17,896,222
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FOOD & DRUG STORES - 1.8%
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CVS Corp.                                                                                                  128,200     $  6,388,206
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FOOD & NON-ALCOHOLIC BEVERAGES - 2.5%
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PepsiCo, Inc.                                                                                              162,200     $  8,736,092
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GAMING & LODGING - 2.1%
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Carnival Corp.^                                                                                            107,700     $  5,856,726
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Starwood Hotels & Resorts Worldwide, Inc.^                                                                  27,200        1,556,928
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                                                                                                                       $  7,413,654
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GENERAL MERCHANDISE - 2.1%
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Kohl's Corp.*                                                                                               65,000     $  3,111,550
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Target Corp.                                                                                                87,300        4,436,586
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                                                                                                                       $  7,548,136
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HEALTH MAINTENANCE ORGANIZATIONS - 1.3%
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WellPoint, Inc.*                                                                                            36,500     $  4,455,190
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INTERNET - 2.7%
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eBay, Inc.*                                                                                                112,000     $  4,798,080
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Yahoo!, Inc.^*                                                                                             152,700        4,927,629
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                                                                                                                       $  9,725,709
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LEISURE & TOYS - 0.9%
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Electronic Arts, Inc.*                                                                                      50,700     $  3,269,643
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MACHINERY & TOOLS - 2.0%
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Caterpillar, Inc.^                                                                                          73,700     $  7,005,185
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
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HCA, Inc.^                                                                                                  40,200     $  1,897,842
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MEDICAL EQUIPMENT - 5.2%
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Beckman Coulter, Inc.^                                                                                      21,100     $  1,486,495
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                                     95,900        5,816,335
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Medtronic, Inc.^                                                                                           139,400        7,265,528
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Waters Corp.*                                                                                               77,800        3,800,530
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                                                                                                                       $ 18,368,888
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OIL SERVICES - 1.2%
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GlobalSantaFe Corp.^                                                                                        66,300     $  2,486,250
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Halliburton Co.^                                                                                            44,200        1,943,474
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                                                                                                                       $  4,429,724
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PERSONAL COMPUTERS & PERIPHERALS - 3.4%
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EMC Corp.*                                                                                                 491,000     $  6,216,060
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Lexmark International, Inc., "A"*                                                                           17,100        1,370,223
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Network Appliance, Inc.^*                                                                                  143,500        4,306,435
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                                                                                                                       $ 11,892,718
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PHARMACEUTICALS - 11.8%
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Abbott Laboratories                                                                                        227,000     $ 10,439,730
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Eli Lilly & Co.                                                                                             72,500        4,060,000
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Johnson & Johnson                                                                                          270,800       17,764,480
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                                      240,000        9,796,800
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                                                                                                                       $ 42,061,010
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RESTAURANTS - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                                           82,400     $  4,019,472
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 5.3%
-----------------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., "A"                                                                                84,400     $  4,532,280
-----------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                                          57,500        3,106,150
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.^                                                                                          57,600        3,385,728
-----------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.^                                                                                            37,500        2,016,000
-----------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.^                                                                                             41,200        1,256,600
-----------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                              148,300        4,674,416
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                                                                                                                       $ 18,971,174
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TELECOMMUNICATIONS - WIRELINE - 4.4%
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Cisco Systems, Inc.*                                                                                       791,400     $ 13,786,188
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                              51,700        1,866,887
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                                                                                                                       $ 15,653,075
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TELEPHONE SERVICES - 0.5%
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Sprint Corp.                                                                                                75,400     $  1,785,472
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TRUCKING - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                                 51,500     $  5,035,670
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United Parcel Service, Inc., "B"^                                                                           40,400        3,130,596
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                                                                                                                       $  8,166,266
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Total Stocks (Identified Cost, $308,833,976)                                                                           $353,153,399
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 18.5%
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                               65,828,403     $ 65,828,403
-----------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                                 PAR AMOUNT        $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.2%
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Morgan Stanley, 2.61%, dated 02/28/05, due 03/01/05, total to be received $529,038
  (secured by various U.S. Treasury and Federal Agency obligations in a jointly
  traded account), at Cost, at Cost                                                                   $    529,000     $    529,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $375,191,379)                                                                      $419,510,802
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (18.2)%                                                                                (64,513,080)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $354,997,722
-----------------------------------------------------------------------------------------------------------------------------------

    *   Non-income producing security.
    ^   All or a portion of this security is on loan.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LARGE CAP GROWTH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 02/28/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                 $378,827,235
                                               ============
Gross unrealized appreciation                  $ 44,441,233

Gross unrealized depreciation                    (3,757,666)
                                               ------------
  Net unrealized appreciation (depreciation)   $ 40,683,567
                                               ============


(C) 2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant: MFS SERIES TRUST II
            -------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: May 6, 2005
      -----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: May 6, 2005
      -----------


By (Signature and Title)* RICHARD M. HISEY
                          -----------------------------------------------------
                          Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 6, 2005
      -----------

* Print name and title of each signing officer under his or her signature.